Segment Reporting	12 Months Ended
Sep. 30, 2020
Disclosure of Segment Reporting [Abstract]
SEGMENT REPORTING
16.	SEGMENT REPORTING

The Company has determined that it operates in three operating segments: (1) Battery cells and packs segment, (2) Rental segment and (3) E-bicycle sales segment. The battery cells and packs segment engages in selling battery packs and trading battery cells. The rental segment provides e-bicycle and battery rental services. The e-bicycle sales segment sells e-bicycles on various e-commerce platforms to individual customers.

The Company’s CODM, chief executive officer, measures the performance of each segment based on metrics of revenue and profit before taxes from operations and uses these results to evaluate the performance of, and to allocate resources to each of the segments. As most of the Company’s long-lived assets are located in the PRC and most of the Company’s revenues are derived from the PRC, no geographical information is presented. The Company does not allocate assets to its segments as the CODM does not evaluate the performance of segments using asset information.

The following tables present the summary of each reportable segment’s revenue and income, which is considered as a segment operating performance measure, for the years ended September 30, 2018, 2019 and 2020:

	Year ended September 30, 2018
	Battery cells and packs segment	Rental segment	E-bicycle sales segment	Total segments	Unallocated	Consolidated
Revenues from external customers	$550,381	$2,641,179	$-	$3,191,560	$-	$3,191,560
Depreciation and amortization	$-	$(598,498)	$-	$(598,498)	$(547)	$(599,045)
Segment income before tax	$105,045	$1,390,232	$-	$1,495,277	$(371,600)	$1,123,677
Segment gross profit margin	16%	54%	-	48%	-	48%

	Year ended September 30, 2019
	Battery cells and packs segment	Rental segment	E-bicycle sales segment	Total segments	Unallocated	Consolidated
Revenues from external customers	$1,253,569	$3,823,058	$104,080	$5,180,707	$13,552	$5,194,259
Depreciation and amortization	$-	$(940,434)	$(424)	$(940,858)	$(3,178)	$(944,036)
Segment income before tax	$1,119,568	$1,612,434	$32,994	$2,764,996	$(111,499)	$2,653,497
Segment gross profit margin	96%	52%	(2)%	61%	39%	61%

	Year ended September 30, 2020
	Battery cells and packs segment	Rental segment	E-bicycle sales segment	Total segments	Unallocated	Consolidated
Revenues from external customers	$3,148,156	$1,595,226	$11,165,290	$15,908,672	$929,836	$16,838,508
Depreciation and amortization	$(2,318)	$(933,176)	$(82,896)	$(1,018,390)	$(466)	$(1,018,856)
Segment income (loss) before tax	$251,732	$(76,292)	$169,452	$344,892	$29,178	$374,070
Segment gross profit margin	15%	15%	9%	11%	10%	11%

The following table presents the reconciliation from reportable segment income to the consolidated income from continuing operations before income taxes for the years ended September 30, 2018, 2019 and 2020:

	For the years ended September 30,
	2018	2019	2020
Net revenues
Total revenues from reportable segments	$3,191,560	$5,180,707	$15,908,672
Other revenues	-	13,552	929,836
Consolidated net revenues	$3,191,560	$5,194,259	$16,838,508

Income or loss
Total operating income (loss) for reportable segments	$1,475,016	$2,621,118	$(9,185)
Other income for reportable segments	20,261	143,878	354,077
Total income for reportable segments	1,495,277	2,764,996	344,892

Unallocated amounts:
Other corporate (expense) gain	(371,600)	(111,499)	29,178
Consolidated income from continuing operations before income taxes	$1,123,677	$2,653,497	$374,070